Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible assets, net

7.      Intangible assets, net

The following table presents the Company’s intangible assets:

	Customer relationships	Tradenames and trademarks	Developed technology	Ride media content	Total
Cost:
As of December 31, 2022	$1,100	$2,800	$1,500	$3,479	$8,879
Additions	—	—	—	78	78
Deconsolidation of FCG	1,100	2,800	1,500	—	5,400
As of December 31, 2023	$—	$—	$—	$3,557	$3,557

Accumulated amortization and impairment:
As of December 31, 2022	$183	$225	$167	$—	$575
Amortization expense	83	101	75	1,180	1,439
Impairment	—	—	—	2,377	2,377
Deconsolidation of FCG	266	326	242	—	834
As of December 31, 2023	$—	$—	$—	$3,557	$3,557

Carrying amount:
As of December 31, 2022	$917	$2,575	$1,333	$3,479	$8,304
As of December 31, 2023	$—	$—	$—	$—	$—

As of FCG’s deconsolidation on July 27, 2023, the assets and liabilities of FCG are no longer included within the Company’s consolidated balance sheet. FCG’s deconsolidated intangible assets include customer relationships, trademarks and tradenames, and developed technology.

Intangible asset amortization expense was $0.3 million for the year ended December 31, 2022.

During the year ended December 31, 2023, the Company assessed impairment indicators in accordance with ASC 926 and determined that there has been a significant decrease in the amount of expected ultimate revenue to be recognized from the RMC intangible asset. Development plans for future parks, where this RMC would have been deployed, have been deferred indefinitely until which time the Company can evaluate the funding required to develop these parks. These circumstances indicate that the fair value may be less than the unamortized cost of the ride media content. As significant uncertainty exists as to when capital may be available to commit to these future projects, the Company could not reasonably project any future cash flows from the RMC intangible asset, and its value has been fully impaired as of December 31, 2023. As the RMC intangible asset has been fully impaired, there is no estimated future amortization of intangible assets as of December 31, 2023.